Geographic Information - Summary of Revenue by Geographical Location (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Geographic Areas Revenues From External Customers [Line Items]
Revenues	$ 6,076	$ 7,944	$ 12,453	$ 14,813	$ 29,227	$ 23,162
United States [Member]
Geographic Areas Revenues From External Customers [Line Items]
Revenues	5,523	7,339	10,985	13,950	27,147	23,123
International [Member]
Geographic Areas Revenues From External Customers [Line Items]
Revenues	$ 553	$ 605	$ 1,468	$ 863	$ 2,080	$ 39